B8 Trade payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of Trade Payables

Trade payables
	2023	2022
Trade payables to associated companies and joint ventures	434	179
Trade payables, excluding associated companies and joint ventures 1)	27,334	38,258
Total	27,768	38,437

1)	Of the trade payables amount SEK 8.2 (9.7) billion relates to supplier invoices under Ericsson’s supplier payments program.